Supplement to the
Fidelity® Large Cap Growth Index Fund
Institutional Class and Institutional Premium Class
May 31, 2016
Prospectus

Effective July 1, 2016, the following information replaces similar information found in the “Fund Summary” section under the heading “Fee Table.”

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

	Institutional Class	Institutional Premium Class
Management fee	0.05%	0.05%
Distribution and/or Service (12b-1) fees	None	None
Other expenses(a)	0.01%	0.00%
Total annual operating expenses	0.06%	0.05%

(a)  Based on estimated amounts for the current fiscal year.

	Institutional Class	Institutional Premium Class
1 year	$6	$5
3 years	$19	$16

The following information replaces similar information found in the “Fund Summary” section under the “Portfolio Manager(s)” heading.

Peter Matthew (portfolio manager) has managed the fund since June 2016.

The following information supplements similar information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.

Robert Regan (portfolio manager) has managed the fund since December 2016.

Thomas Brussard, Jr. (assistant portfolio manager) has managed the fund since August 2016.

The following information replaces similar information found in the “Fund Management” section under the “Portfolio Manager(s)” heading.

Peter Matthew is a portfolio manager of the fund, which he has managed since June 2016. He also manages other funds. Since joining Geode in 2007, Mr. Matthew has worked as a senior operations associate, portfolio manager assistant, assistant portfolio manager, and portfolio manager.

The following information supplements the biographical information found in the "Fund Management" section under the "Portfolio Manager(s)" heading.

Robert Regan is portfolio manager of the fund, which he has managed since December 2016. He also manages other funds. Since joining Geode in 2016, Mr. Regan has worked as a portfolio manager. Prior to joining Geode, Mr. Regan was senior implementation portfolio manager at State Street Global Advisors from 2008 to 2016.

Thomas Brussard, Jr. is assistant portfolio manager of the fund, which he has managed since August 2016. He also manages other funds. Since joining Geode in 2011, Mr. Brussard has worked as a senior operations associate, portfolio manager assistant, and assistant portfolio manager.

LC1-I-17-01 1.9871004.102	January 13, 2017

Supplement to the
Fidelity® Large Cap Growth Index Fund
Investor Class and Premium Class
May 31, 2016
Prospectus

Effective July 1, 2016, the following information replaces similar information found in the "Fund Summary" section under the heading "Fee Table".

	Investor Class	Premium Class
Management fee	0.05%	0.05%
Distribution and/or Service (12b-1) fees	None	None
Other expenses(a)	0.16%	0.02%
Total annual operating expenses	0.21%	0.07%

(a)  Based on estimated amounts for the current fiscal year.

	Investor Class	Premium Class
1 year	$22	$7
3 years	$68	$23

The following information replaces similar information found in the “Fund Summary” section under the “Portfolio Manager(s)” heading.

Peter Matthew (portfolio manager) has managed the fund since June 2016.

The following information supplements similar information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.

Robert Regan (portfolio manager) has managed the fund since December 2016.

Thomas Brussard, Jr. (assistant portfolio manager) has managed the fund since August 2016.

The following information replaces similar information found in the “Fund Management” section under the “Portfolio Manager(s)” heading.

Peter Matthew is portfolio manager of the fund, which he has managed since June 2016. He also manages other funds. Since joining Geode in 2007, Mr. Matthew has worked as a senior operations associate, portfolio manager assistant, assistant portfolio manager, and portfolio manager.

The following information supplements the biographical information found in the "Fund Management" section under the "Portfolio Manager(s)" heading.

Robert Regan is portfolio manager of the fund, which he has managed since December 2016. He also manages other funds. Since joining Geode in 2016, Mr. Regan has worked as a portfolio manager. Prior to joining Geode, Mr. Regan was senior implementation portfolio manager at State Street Global Advisors from 2008 to 2016.

Thomas Brussard, Jr. is assistant portfolio manager of the fund, which he has managed since August 2016. He also manages other funds. Since joining Geode in 2011, Mr. Brussard has worked as a senior operations associate, portfolio manager assistant, and assistant portfolio manager.

LC1-17-01 1.9871021.103	January 13, 2017

Supplement to the
Fidelity® Large Cap Value Index Fund
Institutional Class and Institutional Premium Class
May 31, 2016
Prospectus

Effective July 1, 2016, the following information replaces similar information found in the “Fund Summary” section under the heading “Fee Table.”

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

	Institutional Class	Institutional Premium Class
Management fee	0.05%	0.05%
Distribution and/or Service (12b-1) fees	None	None
Other expenses(a)	0.01%	0.00%
Total annual operating expenses	0.06%	0.05%

(a)  Based on estimated amounts for the current fiscal year.

	Institutional Class	Institutional Premium Class
1 year	$6	$5
3 years	$19	$16

The following information supplements similar information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.

Peter Matthew (portfolio manager) has managed the fund since June 2016.

Robert Regan (portfolio manager) has managed the fund since December 2016.

Thomas Brussard, Jr. (assistant portfolio manager) has managed the fund since August 2016.

The following information supplements the biographical information found in the "Fund Management" section under the "Portfolio Manager(s)" heading.

Peter Matthew is portfolio manager of the fund, which he has managed since June 2016. He also manages other funds. Since joining Geode in 2007, Mr. Matthew has worked as a senior operations associate, portfolio manager assistant, assistant portfolio manager, and portfolio manager.

Robert Regan is portfolio manager of the fund, which he has managed since December 2016. He also manages other funds. Since joining Geode in 2016, Mr. Regan has worked as a portfolio manager. Prior to joining Geode, Mr. Regan was senior implementation portfolio manager at State Street Global Advisors from 2008 to 2016.

Thomas Brussard, Jr. is assistant portfolio manager of the fund, which he has managed since August 2016. He also manages other funds. Since joining Geode in 2011, Mr. Brussard has worked as a senior operations associate, portfolio manager assistant, and assistant portfolio manager.

LC2-I-17-01 1.9871005.102	January 13, 2017

Supplement to the
Fidelity® Large Cap Value Index Fund
Investor Class and Premium Class
May 31, 2016
Prospectus

Effective July 1, 2016, the following information replaces similar information found in the "Fund Summary" section under the heading "Fee Table".

	Investor Class	Premium Class
Management fee	0.05%	0.05%
Distribution and/or Service (12b-1) fees	None	None
Other expenses(a)	0.16%	0.02%
Total annual operating expenses	0.21%	0.07%

(a)  Based on estimated amounts for the current fiscal year.

	Investor Class	Premium Class
1 year	$22	$7
3 years	$68	$23

The following information replaces similar information found in the “Fund Summary” section under the “Portfolio Manager(s)” heading.

Peter Matthew (portfolio manager) has managed the fund since June 2016.

The following information supplements similar information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.

Robert Regan (portfolio manager) has managed the fund since December 2016.

Thomas Brussard, Jr. (assistant portfolio manager) has managed the fund since August 2016.

The following information replaces similar information found in the “Fund Management” section under the “Portfolio Manager(s)” heading.

Peter Matthew is portfolio manager of the fund, which he has managed since June 2016. He also manages other funds. Since joining Geode in 2007, Mr. Matthew has worked as a senior operations associate, portfolio manager assistant, assistant portfolio manager, and portfolio manager.

The following information supplements the biographical information found in the "Fund Management" section under the "Portfolio Manager(s)" heading.

Robert Regan is portfolio manager of the fund, which he has managed since December 2016. He also manages other funds. Since joining Geode in 2016, Mr. Regan has worked as a portfolio manager. Prior to joining Geode, Mr. Regan was senior implementation portfolio manager at State Street Global Advisors from 2008 to 2016.

Thomas Brussard, Jr. is assistant portfolio manager of the fund, which he has managed since August 2016. He also manages other funds. Since joining Geode in 2011, Mr. Brussard has worked as a senior operations associate, portfolio manager assistant, and assistant portfolio manager.

LC2-17-01 1.9871023.103	January 13, 2017

Supplement to the
Fidelity® Mid Cap Index Fund (formerly Spartan® Mid Cap Index Fund) and Fidelity® Small Cap Index Fund (formerly Spartan® Small Cap Index Fund)
Institutional Class and Institutional Premium Class (formerly Fidelity Advantage® Institutional Class)
June 29, 2016
Prospectus

Effective December 12, 2016, the redemption fee has been removed.

Effective July 1, 2016, the following information replaces similar information for Fidelity® Mid Cap Index Fund found in the "Fund Summary" section under the heading "Fee Table".

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

	Institutional Class	Institutional Premium Class
Management fee(a)	0.04%	0.04%
Distribution and/or Service (12b-1) fees	None	None
Other expenses	0.02%	0.00%
Total annual operating expenses	0.06%	0.04%

(a)  Adjusted to reflect current fees.

	Institutional Class	Institutional Premium Class
1 year	$6	$4
3 years	$19	$13
5 years	$34	$23
10 years	$77	$51

The following information replaces similar information for Fidelity® Mid Cap Index Fund found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.

Peter Matthew (portfolio manager) has managed the fund since August 2012.

The following information supplements similar information for Fidelity® Mid Cap Index Fund found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.

Robert Regan (portfolio manager) has managed the fund since December 2016.

Thomas Brussard, Jr. (assistant portfolio manager) has managed the fund since August 2016.

Effective July 1, 2016, the following information replaces similar information for Fidelity® Small Cap Index Fund found in the "Fund Summary" section under the heading "Fee Table".

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

	Institutional Class	Institutional Premium Class
Management fee(a)	0.04%	0.04%
Distribution and/or Service (12b-1) fees	None	None
Other expenses	0.02%	0.00%
Total annual operating expenses	0.06%	0.04%

(a)  Adjusted to reflect current fees.

	Institutional Class	Institutional Premium Class
1 year	$6	$4
3 years	$19	$13
5 years	$34	$23
10 years	$77	$51

The following information replaces similar information for Fidelity® Small Cap Index Fund found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.

Peter Matthew (portfolio manager) has managed the fund since August 2012.

The following information supplements similar information for Fidelity® Small Cap Index Fund found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.

Robert Regan (portfolio manager) has managed the fund since December 2016.

Thomas Brussard, Jr. (assistant portfolio manager) has managed the fund since August 2016.

The following information replaces similar information found in the "Fund Services" section under the "Portfolio Manager(s)" heading.

Peter Matthew is portfolio manager of each fund, which he has managed since August 2012. He also manages other funds. Since joining Geode in 2007, Mr. Matthew has worked as a senior operations associate, portfolio manager assistant, assistant portfolio manager, and portfolio manager.

The following information supplements the biographical information found in the "Fund Management" section under the "Portfolio Manager(s)" heading.

Robert Regan is portfolio manager of each fund, which he has managed since December 2016. He also manages other funds. Since joining Geode in 2016, Mr. Regan has worked as a portfolio manager. Prior to joining Geode, Mr. Regan was senior implementation portfolio manager at State Street Global Advisors from 2008 to 2016.

Thomas Brussard, Jr. is assistant portfolio manager of each fund, which he has managed since August 2016. He also manages other funds. Since joining Geode in 2011, Mr. Brussard has worked as a senior operations associate, portfolio manager assistant, and assistant portfolio manager.

Effective July 1, 2016, the following information replaces similar information found in the “Fund Management” section under the heading “Advisory Fee(s).”

On July 1, 2016, the Adviser reduced the management fee rate for Fidelity® Mid Cap Index Fund from 0.12% to 0.04%. Fidelity® Mid Cap Index Fund's annual management fee rate is 0.04% of its average net assets.

On July 1, 2016, the Adviser reduced the management fee rate for Fidelity® Small Cap Index Fund from 0.15% to 0.04%. Fidelity® Small Cap Index Fund's annual management fee rate is 0.04% of its average net assets.

MCX-I-SCX-I-17-01 1.933391.114	January 13, 2017

Supplement to the
Fidelity® Mid Cap Index Fund (formerly Spartan® Mid Cap Index Fund) and Fidelity® Small Cap Index Fund (formerly Spartan® Small Cap Index Fund)
Investor Class and Premium Class (formerly Fidelity Advantage® Class)
June 29, 2016
Prospectus

Effective December 12, 2016, the redemption fee has been removed.

Effective July 1, 2016, the following information replaces similar information for Fidelity® Mid Cap Index Fund found in the "Fund Summary" section under the heading "Fee Table."

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

	Investor Class	Premium Class
Management fee(a)	0.04%	0.04%
Distribution and/or Service (12b-1) fees	None	None
Other expenses(a)	0.15%	0.03%
Total annual operating expenses	0.19%	0.07%

(a)  Adjusted to reflect current fees.

	Investor Class	Premium Class
1 year	$19	$7
3 years	$61	$23
5 years	$107	$40
10 years	$243	$90

The following information replaces similar information for Fidelity® Mid Cap Index Fund found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.

Peter Matthew (portfolio manager) has managed the fund since August 2012.

The following information supplements similar information for Fidelity® Mid Cap Index Fund found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.

Robert Regan (portfolio manager) has managed the fund since December 2016.

The following information supplements similar information for Fidelity® Mid Cap Index Fund found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.

Effective July 1, 2016, the following information replaces similar information for Fidelity® Small Cap Index Fund found in the "Fund Summary" section under the heading "Fee Table."

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

	Investor Class	Premium Class
Management fee(a)	0.04%	0.04%
Distribution and/or Service (12b-1) fees	None	None
Other expenses(a)	0.15%	0.03%
Total annual operating expenses	0.19%	0.07%

(a)  Adjusted to reflect current fees.

	Investor Class	Premium Class
1 year	$19	$7
3 years	$61	$23
5 years	$107	$40
10 years	$243	$90

The following information replaces similar information for Fidelity® Small Cap Index Fund found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.

Peter Matthew (portfolio manager) has managed the fund since August 2012.

The following information supplements similar information for Fidelity® Small Cap Index Fund found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.

Robert Regan (portfolio manager) has managed the fund since December 2016.

The following information supplements similar information for Fidelity® Small Cap Index Fund found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.

The following information replaces the biographical information for Peter Matthew found in the "Fund Management" section under the "Portfolio Manager(s)" heading.

Peter Matthew is portfolio manager of each fund, which he has managed since August 2012. He also manages other funds. Since joining Geode in 2007, Mr. Matthew has worked as a senior operations associate, portfolio manager assistant, assistant portfolio manager, and portfolio manager.

The following information supplements the biographical information found in the "Fund Management" section under the "Portfolio Manager(s)" heading.

Robert Regan is portfolio manager of each fund, which he has managed since December 2016. He also manages other funds. Since joining Geode in 2016, Mr. Regan has worked as a portfolio manager. Prior to joining Geode, Mr. Regan was senior implementation portfolio manager at State Street Global Advisors from 2008 to 2016.

The following information supplements the biographical information found in the "Fund Management" section under the "Portfolio Manager(s)" heading.

Thomas Brussard, Jr. is assistant portfolio manager of each fund, which he has managed since August 2016. He also manages other funds. Since joining Geode in 2011, Mr. Brussard has worked as a senior operations associate, portfolio manager assistant, and assistant portfolio manager.

Effective July 1, 2016, the following information replaces similar information found in the "Fund Management" section under the heading "Advisory Fee(s)."

On July 1, 2016, the Adviser reduced the management fee rate for Fidelity® Mid Cap Index Fund from 0.12% to 0.04%. Fidelity® Mid Cap Index Fund's annual management fee rate is 0.04% of its average net assets.

On July 1, 2016, the Adviser reduced the management fee rate for Fidelity® Small Cap Index Fund from 0.15% to 0.04%. Fidelity® Small Cap Index Fund's annual management fee rate is 0.04% of its average net assets.

MCX-SCX-17-01 1.933392.114	January 13, 2017

Supplement to the
Fidelity® Index Funds
Fidelity® Real Estate Index Fund
Institutional Class
September 29, 2016
Prospectus

The following information replaces similar information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.

Peter Matthew (portfolio manager) has managed the fund since August 2012.

The following information supplements the existing information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.

Robert Regan (portfolio manager) has managed the fund since December 2016.

Effective December 12, 2016, the following information replaces similar information in the “Shareholder Information” section under the heading “Selling Shares”.

  Certain types of transactions in employer-sponsored and 403(b) retirement plans, including redemptions in conjunction with plan sponsor events and redemptions of shares purchased through plan sponsor events, plan contributions or loan repayments.

The following information replaces similar information found in the "Fund Services" section under the "Portfolio Manager(s)" heading.

Peter Matthew is portfolio manager of the fund, which he has managed since August 2012. He also manages other funds. Since joining Geode in 2007, Mr. Matthew has worked as a senior operations associate, portfolio manager assistant, assistant portfolio manager, and portfolio manager.

The following information supplements the existing information found in the "Fund Services" section under the "Portfolio Manager(s)" heading.

Robert Regan is portfolio manager of the fund, which he has managed since December 2016. He also manages other funds. Since joining Geode in 2016, Mr. Regan has worked as a portfolio manager. Prior to joining Geode, Mr. Regan was senior implementation portfolio manager at State Street Global Advisors from 2008 to 2016.

URX-I-17-01 1.933390.113	January 13, 2017

Supplement to the
Fidelity® Index Funds
Fidelity® Real Estate Index Fund
Investor Class and Premium Class
September 29, 2016
Prospectus

The following information replaces similar information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.

Peter Matthew (portfolio manager) has managed the fund since August 2012.

The following information supplements the existing information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.

Robert Regan (portfolio manager) has managed the fund since December 2016.

Effective December 12, 2016, the following information replaces similar information in the “Shareholder Information” section under the heading “Selling Shares”.

  Certain types of transactions in employer-sponsored and 403(b) retirement plans, including redemptions in conjunction with plan sponsor events and redemptions of shares purchased through plan sponsor events, plan contributions or loan repayments.

The following information replaces similar information found in the "Fund Services" section under the "Portfolio Manager(s)" heading.

Peter Matthew is portfolio manager of the fund, which he has managed since August 2012. He also manages other funds. Since joining Geode in 2007, Mr. Matthew has worked as a senior operations associate, portfolio manager assistant, assistant portfolio manager, and portfolio manager.

The following information supplements the existing information found in the "Fund Services" section under the "Portfolio Manager(s)" heading.

Robert Regan is portfolio manager of the fund, which he has managed since December 2016. He also manages other funds. Since joining Geode in 2016, Mr. Regan has worked as a portfolio manager. Prior to joining Geode, Mr. Regan was senior implementation portfolio manager at State Street Global Advisors from 2008 to 2016.

URX-17-01 1.933389.114	January 13, 2017

Supplement to the
Fidelity® SAI Real Estate Index Fund
September 29, 2016
Prospectus

The following information supplements similar information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.

Peter Matthew (portfolio manager) has managed the fund since February 2016.

Robert Regan (portfolio manager) has managed the fund since December 2016.

The following information supplements similar information found in the "Fund Services" section under the "Portfolio Manager(s)" heading.

Peter Matthew is portfolio manager of the fund, which he has managed since February 2016. He also manages other funds. Since joining Geode in 2007, Mr. Matthew has worked as a senior operations associate, portfolio manager assistant, assistant portfolio manager, and portfolio manager.

Robert Regan is portfolio manager of the fund, which he has managed since December 2016. He also manages other funds. Since joining Geode in 2016, Mr. Regan has worked as a portfolio manager. Prior to joining Geode, Mr. Regan was senior implementation portfolio manager at State Street Global Advisors from 2008 to 2016.

SV8-17-01 1.9871334.102	January 13, 2017

Supplement to the
Fidelity® SAI Small-Mid Cap 500 Index Fund
September 29, 2016
Prospectus

The following information replaces similar information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.

Louis Bottari (portfolio manager) and Peter Matthew (portfolio manager) have managed the fund since August 2015.

The following information supplements similar information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.

Robert Regan (portfolio manager) has managed the fund since December 2016.

The following information replaces the biographical information found in the "Fund Management" section under the "Portfolio Manager(s)" heading.

Peter Matthew is portfolio manager of the fund, which he has managed since August 2015. He also manages other funds. Since joining Geode in 2007, Mr. Matthew has worked as a senior operations associate, portfolio manager assistant, assistant portfolio manager, and portfolio manager.

The following information supplements the biographical information found in the “Fund Management”section under the “Portfolio Manager(s)” heading.

Robert Regan is portfolio manager of the fund, which he has managed since December 2016. He also manages other funds. Since joining Geode in 2016, Mr. Regan has worked as a portfolio manager. Prior to joining Geode, Mr. Regan was senior implementation portfolio manager at State Street Global Advisors from 2008 to 2016.

SV3-17-01 1.9878820.101	January 13, 2017

Supplement to the
Fidelity® SAI U.S. Large Cap Index Fund
September 29, 2016
Prospectus

The following information supplements similar information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.

Peter Matthew (portfolio manager) has managed the fund since February 2016.

Robert Regan (portfolio manager) has managed the fund since December 2016.

The following information supplements similar information found in the "Fund Services" section under the "Portfolio Manager(s)" heading.

Peter Matthew is portfolio manager of the fund, which he has managed since February 2016. He also manages other funds. Since joining Geode in 2007, Mr. Matthew has worked as a senior operations associate, portfolio manager assistant, assistant portfolio manager, and portfolio manager.

Robert Regan is portfolio manager of the fund, which he has managed since December 2016. He also manages other funds. Since joining Geode in 2016, Mr. Regan has worked as a portfolio manager. Prior to joining Geode, Mr. Regan was senior implementation portfolio manager at State Street Global Advisors from 2008 to 2016.

SV9-17-01 1.9871337.102	January 13, 2017

Supplement to the
Fidelity® SAI U.S. Quality Index Fund
September 29, 2016
Prospectus

The following information supplements similar information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.

Peter Matthew (portfolio manager) has managed the fund since October 2015.

Robert Regan (portfolio manager) has managed the fund since December 2016.

The following information supplements similar information found in the "Fund Services" section under the "Portfolio Manager(s)" heading.

Peter Matthew is portfolio manager of the fund, which he has managed since October 2015. He also manages other funds. Since joining Geode in 2007, Mr. Matthew has worked as a senior operations associate, portfolio manager assistant, assistant portfolio manager, and portfolio manager.

Robert Regan is portfolio manager of the fund, which he has managed since December 2016. He also manages other funds. Since joining Geode in 2016, Mr. Regan has worked as a portfolio manager. Prior to joining Geode, Mr. Regan was senior implementation portfolio manager at State Street Global Advisors from 2008 to 2016.

SV4-17-01 1.9878821.101	January 13, 2017

Supplement to the
Fidelity® Series 1000 Value Index Fund
Class F
March 31, 2016
Prospectus

The following information supplements similar information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.

Robert Regan (portfolio manager) has managed the fund since December 2016.

Thomas Brussard, Jr. (assistant portfolio manager) has managed the fund since August 2016.

The following information replaces similar information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.

Peter Matthew (portfolio manager) has managed the fund since November 2013.

The following information supplements the biographical information found in the "Fund Management" section under the "Portfolio Manager(s)" heading.

Robert Regan is portfolio manager of the fund, which he has managed since December 2016. He also manages other funds. Since joining Geode in 2016, Mr. Regan has worked as a portfolio manager. Prior to joining Geode, Mr. Regan was senior implementation portfolio manager at State Street Global Advisors from 2008 to 2016.

Thomas Brussard, Jr. is assistant portfolio manager of the fund, which he has managed since August 2016. He also manages other funds. Since joining Geode in 2011, Mr. Brussard has worked as a senior operations associate, portfolio manager assistant, and assistant portfolio manager.

The following information replaces the biographical information found in the "Fund Management" section under the "Portfolio Manager(s)" heading.

Peter Matthew is portfolio manager of the fund, which he has managed since November 2013. He also manages other funds. Since joining Geode in 2007, Mr. Matthew has worked as a senior operations associate, portfolio manager assistant, assistant portfolio manager, and portfolio manager.

XS6-F-17-01 1.9857683.103	January 13, 2017

Supplement to the
Fidelity® Series 1000 Value Index Fund
March 31, 2016
Prospectus

The following information supplements similar information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.

Robert Regan (portfolio manager) has managed the fund since December 2016.

Thomas Brussard, Jr. (assistant portfolio manager) has managed the fund since August 2016.

The following information replaces similar information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.

Peter Matthew (portfolio manager) has managed the fund since November 2013.

The following information supplements the biographical information found in the "Fund Management" section under the "Portfolio Manager(s)" heading.

Robert Regan is portfolio manager of the fund, which he has managed since December 2016. He also manages other funds. Since joining Geode in 2016, Mr. Regan has worked as a portfolio manager. Prior to joining Geode, Mr. Regan was senior implementation portfolio manager at State Street Global Advisors from 2008 to 2016.

Thomas Brussard, Jr. is assistant portfolio manager of the fund, which he has managed since August 2016. He also manages other funds. Since joining Geode in 2011, Mr. Brussard has worked as a senior operations associate, portfolio manager assistant, and assistant portfolio manager.

The following information replaces the biographical information found in the "Fund Management" section under the "Portfolio Manager(s)" heading.

Peter Matthew is portfolio manager of the fund, which he has managed since November 2013. He also manages other funds. Since joining Geode in 2007, Mr. Matthew has worked as a senior operations associate, portfolio manager assistant, assistant portfolio manager, and portfolio manager.

XS6-17-01 1.9857684.103	January 13, 2017